Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2026
Directors and key management compensation
Schedule of aggregate emoluments of directors
Aggregate emoluments of the Directors of the Company were as follows:

	2026 €m	2025 € m	2024 € m

Short-term remuneration	9	8	8

Long-term incentive schemes 1	2	1	1

	11	9	9

Note:
1. Relates to share-based payments.

Schedule of aggregate compensation for key management
Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2026 €m	2025 € m	2024 € m

Short-term employee benefits 1	27	24	27

Share-based payments	9	9	7

	36	33	34
Note:

1.	Includes termination payments to Executive Committee members of € 0.6 million (2025: € nil; 2024: € nil).